Right-of-use asset (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Asset
Depreciation expenses	$ 6,384	$ 24,442	$ 52,353	$ 106,378